Variable Interest Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity, Not Primary Beneficiary | VIEs for acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Additional fund contributed to certain non-consolidated VIEs to support their repayment	¥ 0	¥ 5,628